Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2022
Stockholders' Equity Note [Abstract]
Schedule of common stock reserved for future issuance
The Company had reserved common stock for future issuance as follows:

2022 Stock Incentive Plan (i)	8,730,000
Shares underlying Private Placement Warrants	14,250,000
Shares underlying Public Warrants	11,500,000
Shares underlying New Warrants	40,295,072

(i)	For more details about the 2022 Stock Incentive Plan refer to Note 3.

Schedule of Warrants, valuation assumptions

Market Warrants with exercise price of $15.00	May 9, 2022
Share Price (S0)	$11.32
Maturity Date	12/31/25
Time (T)—Years	3.63
Strike Price (X)	$15.00
Risk-free Rate (r)	2.85%
Volatility ( s )	7.93%
Dividend Yield (q)	0.00%
Warrant Value	$0.11